Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance-Beginning of year	$ 10,922	$ 9,379
New loans and advances	5,713	4,470
Repayments	(6,788)	(2,817)
Effect of changes to related parties	150	(110)
Balance-End of year	$ 9,997	$ 10,922